August 31, 2004

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Smith Barney Oregon Municipals Fund (the “Fund”)

Post-Effective Amendment No. 14

File Nos. 33-52643 and 811-7149

Gentlemen:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 14 filed on August 27, 2004, which became effective on August 27, 2004.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,

/s/ Michael Kocur

Michael Kocur

Assistant Secretary